Investments in U.S. Residential Developments	12 Months Ended
Dec. 31, 2021
Investment property [abstract]
Investments in U.S. Residential Developments	INVESTMENTS IN U.S. RESIDENTIAL DEVELOPMENTS
The Company makes investments in U.S. residential developments via equity investments and loan advances. Advances made to investments are added to the carrying value when paid; distributions from investments are deducted from the carrying value when received.

The following table presents the changes in the investments in U.S. residential developments for the years ended December 31, 2021 and December 31, 2020.

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Opening balance	$164,842	$300,653
Advances	6,706	3,408
Distributions	(55,744)	(77,443)
Derecognition of investment in U.S. residential developments (1)	(4,377)	—
Income (loss) from investments in U.S. residential developments (2)	31,726	(61,776)
Balance, end of year	$143,153	$164,842

Internal debt instruments	$8,629	$13,937
Equity	134,524	150,905
Total investments in U.S. residential developments	$143,153	$164,842
(1) In accordance with IFRS 10, a certain investment in U.S. residential developments has been reclassified and its investment's total assets and total liabilities are now included in the Company's amounts receivable and amounts payable and accrued liabilities, respectively.
(2) There were no realized gains or losses included in the income from investments in U.S. residential developments for the year ended December 31, 2021 (2020 - realized loss of $921).
The following tables present the ownership interests and carrying values of the Company’s investments in U.S. residential developments. The financial information below discloses each investee at 100% and at Tricon's ownership interests in the net assets of the investee.

	December 31, 2021
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Tricon's share of net assets(1)

Joint ventures and associates
Tricon Housing Partners US LP	USA	68%	$702	$41,428	$151	$—	$41,979	$23,943
Tricon Housing Partners US II LP	USA	8%	9,951	45,806	7,525	—	48,232	13,301
Viridian Equity LP	USA	18%	4	117,622	4	—	117,622	21,108
McKinney Project Equity LLC	USA	44%	—	109,987	—	—	109,987	48,187
THPAS Holdings JV-1 LLC	USA	11%	13,871	109,432	834	—	122,469	13,617
Remaining investments(2)	USA and Canada	7% - 20%	2,864	170,938	14,549	—	159,253	22,997
Total			$27,392	$595,213	$23,063	$—	$599,542	$143,153

		December 31, 2020
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Tricon's share of net assets(1)

Joint ventures and associates
Tricon Housing Partners US LP	USA	68%	$613	$59,171	$87	$—	$59,697	$36,054
Tricon Housing Partners US II LP	USA	8%	15,482	58,376	10,526	—	63,332	23,580
Viridian Equity LP	USA	18%	4	139,301	4	—	139,301	24,854
McKinney Project Equity LLC	USA	44%	—	112,180	—	—	112,180	37,980
THPAS Holdings JV-1 LLC	USA	11%	1,394	63,101	206	—	64,289	6,427
Remaining investments(2)	USA and Canada	7% - 20%	3,629	192,336	19,078	10,360	166,527	35,947
Total			$21,122	$624,465	$29,901	$10,360	$605,326	$164,842
(1)Tricon's share of net assets could vary significantly from its pro-rata share due to the waterfall distribution model which incorporates subordination adjustments that are governed by each venture and partnership agreement.
(2) Includes Tricon's investments in U.S. residential developments that are individually immaterial. See Note 3 for a list of all U.S. residential development investments.

	For the year ended December 31, 2021
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Revenue	Expenses	Fair value (losses) gains	Net and other comprehensive income	Tricon's share of net income(1)

Joint ventures and associates
Tricon Housing Partners US LP	USA	68%	$13,240	$(243)	$(7,725)	$5,272	$3,604
Tricon Housing Partners US II LP	USA	8%	1,968	(1,979)	12,161	12,150	740
Viridian Equity LP	USA	18%	—	—	40,722	40,722	7,455
McKinney Project Equity LLC	USA	44%	—	—	1,220	1,220	11,700
THPAS Holdings JV-1 LLC	USA	11%	844	(2,200)	686	(670)	652
Remaining investments(3)	USA and Canada	7% - 20%	2,483	(2,326)	64,268	64,425	7,575
Total			$18,535	$(6,748)	$111,332	$123,119	$31,726

	For the year ended December 31, 2020
(in thousands of U.S. dollars)	Location	Tricon's ownership %	Revenue	Expenses	Fair value gains (losses)	Net and other comprehensive income	Tricon's share of net income(2)

Joint ventures and associates
Tricon Housing Partners US LP	USA	68%	$8,746	$(447)	$(49,279)	$(40,980)	$(32,839)
Tricon Housing Partners US II LP	USA	8%	1,898	(2,124)	(29,900)	(30,126)	(3,302)
Viridian Equity LP	USA	18%	—	—	9,269	9,269	1,518
McKinney Project Equity LLC	USA	44%	—	—	13,955	13,955	(5,000)
THPAS Holdings JV-1 LLC	USA	11%	—	(895)	7,850	6,955	—
Remaining investments(3)	USA and Canada	7% - 20%	22,348	(18,960)	(25,244)	(21,856)	(22,153)
Total			$32,992	$(22,426)	$(73,349)	$(62,783)	$(61,776)
(1) Tricon's share of net income could vary significantly from its pro-rata share due to the waterfall distribution model which incorporates subordination adjustments that are governed by each venture and partnership agreement.
(2) In light of the COVID-19 pandemic and the related market and economic uncertainty, the Company recognized a fair value write-down in the first quarter of 2020.
(3) Includes Tricon's investments in U.S. residential developments that are individually immaterial. See Note 3 for a list of all U.S. residential development investments.

Based on the assessment of current economic conditions, there are no indicators of impairment of the Company's investments in U.S. residential developments as at December 31, 2021.
Valuation methodology

The investments are measured at fair value as determined by the Company’s proportionate share of the fair value of each Investment Vehicle’s net assets at each measurement date. The fair value of each Investment Vehicle’s net assets is determined by the waterfall distribution calculations specified in the relevant governing agreements. The inputs into the waterfall distribution calculations include the fair values of the land development and homebuilding projects and working capital held by the Investment Vehicles. The fair values of the land development and homebuilding projects are based on appraisals prepared by external third-party valuators or on internal valuations using comparable methodologies and assumptions.
The residential real estate development business involves significant risks that could adversely affect the fair value of Tricon's investments in for-sale housing, especially in times of economic uncertainty. Quantitative information about fair value measurements of the investments uses the following significant unobservable inputs (Level 3):

		December 31, 2021		December 31, 2020
Valuation technique(s)	Significant unobservable input	Range of inputs	Weighted average of inputs	Range of inputs	Weighted average of inputs	Other inputs and key information

Net asset value, determined using discounted cash flow Waterfall distribution model	a) Discount rate (1) b) Future cash flow c) Appraised value (2)	8.0 - 20.0%	16.6%	8.0 - 20.0%	14.9%	Entitlement risk, sales risk and construction risk are taken into account in determining the discount rate.

Price per acre of land, timing of project funding requirements and distributions.

Estimated probability of default.
		1 - 9 years	6.1 years	1 - 7 years	4.5 years
(1) Generally, an increase in future cash flow will result in an increase in the fair value of debt instruments and fund equity investments. An increase in the discount rate will result in a decrease in the fair value of debt instruments and fund equity investments. The same percentage change in the discount rate will result in a greater change in fair value than the same absolute percentage change in future cash flow.
(2) Effective January 1, 2021, Trinity Falls was measured using the discounted cash flow methodology, whereas it was measured at the transaction price in the comparative period. As a result, there was a significant change in the range of inputs and weighted average inputs disclosed compared to December 31, 2020.

Sensitivity

For those investments valued using discounted cash flows, an increase of 2.5% in the discount rate results in a decrease in fair value of $10,647 and a decrease of 2.5% in the discount rate results in an increase in fair value of $11,935 (December 31, 2020 - ($4,144) and $4,568, respectively).